Note 1 - Basis of Presentation and General Information (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares			20,810,518
Common Stock, Shares, Outstanding (in shares) | shares			118,374,623
Number of Container Vessels		69	68	69
Carrying Capacity of Vessels at Period End (TEU)		525,821	512,989	525,821
Number of Dry-bulk Vessels		45	42	45
Dead Weight Tonnage of Dry-bulk Vessels		2,436,134	2,604,720	2,436,134
Equity, Attributable to Noncontrolling Interest		$ 0	$ 56,229	$ 0
Charter Rates, Increase (Decrease) in Rates, Percentage			(84.00%)
Demand for Seaborne Dry Bulk Trade, Increase (Decrease), Compared to Previous Year, Percent			75.00%	(49.00%)
LIBERIA
Number of Subsidiaries			146
LIBERIA | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			1
MARSHALL ISLANDS
Number of Subsidiaries			13
Number of Majority Owned Subsidiaries			1
MARSHALL ISLANDS | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			25
CYPRUS
Number of Subsidiaries			1
JERSEY
Number of Subsidiaries			1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			2,340,720	3,053,309	1,824,466
Neptune [Member]
Number of Container Vessels	1
Number of Dry-bulk Vessels	3
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Payments to Acquire Businesses, Gross	$ 11,099
Number of Vessels	4
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	79.05%
Neptune [Member]
Investment, Agreed Amount	$ 200,000
Konstantakopoulos Family [Member]
Percentage Ownership			64.10%
Costamare Bulkers Inc. ("CBI") [Member]
Number of Dry-bulk Vessels			56
Investment, Agreed Amount		$ 200,000
Neptune [Member]
Equity, Attributable to Noncontrolling Interest	$ 34,132
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			598,400